Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party transactions

26.	Related party transactions
Related parties of the Company are entities and individuals capable of exercising control, joint control or significant influence over the Company and its subsidiaries. Related parties also include associates, joint ventures and unconsolidated subsidiaries of the Company, members of the Stellantis Board of Directors, executives with strategic responsibilities and certain members of their families. Related parties include companies belonging to Exor N.V. (“Exor”), which include Ferrari N.V., CNH Industrial N.V. (“CNHI”) and Iveco
Group N.V. ("Iveco"). In July 2025, Tata Motor announced an offer to purchase the whole share capital of IVECO which is expected to be completed in H1 2026. Exor has irrevocably committed to support the offer and tender is shareholding, therefore upon the finalization of the offer, IVECO will cease to be a related party to Stellantis.
Transactions carried out by Stellantis with its related parties are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved, and primarily relate to:
•the sale of LCV and spare parts to Iveco's owned dealer network;
•the sale of iron and aluminum engine components, plastic components and industrial equipment to Iveco;
•the sale of propulsion system and other components to the companies of CNHI;
•the purchase of engines and engine components for Maserati vehicles from Ferrari N.V. which terminated in
December 2023 with a limited extension to March 2024;
•the Jeep brand sponsorship of Juventus Football Club (a subsidiary of Exor);
•the sale of vehicles for rental activities to Leasys;
•the sale of vehicles for resale and leasing activities to the joint ventures with Santander and BNP Paribas;
•the sale of vehicles and spare parts to the associate company Stafim for distribution in Tunisia;
•the purchase of used vehicles from Leasys and the joint ventures with Santander and BNP Paribas under repurchase agreements from leasing and rentals activities;
•the sale of vehicles for distribution in Türkiye and of components as well as purchase of light commercial vehicles and passenger cars from the joint venture Tofas;
•the purchase of Leapmotor vehicles from Zhejiang Leapmotor Technology Co., Ltd for distribution by
Leapmotor International outside of China;
•the purchase of batteries from StarPlus, NextStar and ACC joint ventures;
•the participation in a C02 regulatory credits open pool with Zhejiang Leapmotor Technology Co., Ltd to contribute to the achievement of European emissions targets;
•the purchase of vehicles from, and the provision of services and the sale of goods to, the joint operation FIAPL;
•the manufacturing assistance services in both technology and personnel to manufacture an electric vertical take-off and landing aircraft with Archer;
•the extension of subordinated loans to our Financial Services JVs with SCF and BNPP - Personal Finance;
•the purchase of electric motors from the Nidec joint venture;
•the extension of loans to the joint ventures StarPlus and ACC; and
•the extension of a shareholders loan and entering into a lease agreement with Contemporary Star Energy, S.L.
joint venture.
In April 2025, Stellantis completed the sale of its 100 percent interest in Stellantis Türkiye to Tofas. Refer to Note
3, Scope of consolidation for additional information.
As of December 31, 2025, NextStar was classified as held for sale. Refer to Note 2, Basis of preparation -
Strategic plan undergoing reassessment for additional information.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2025				2024				2023
(€ million)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses /(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses /(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
Tofas(1)	4,414	736	36	1	1,155	461	37	—	1,339	779	27	—
Leasys	1,537	—	(23)	1	813	20	(7)	1	960	12	6	—
Finance companies in partnership with SCF and BNPP PF	7,070	726	(1)	56	7,248	738	(19)	35	8,973	471	(7)	14
StarPlus Energy LLC(2)	—	102	—	(18)	—	—	—	(21)	—	—	—	—
NextStar Energy Inc(1,2)	—	2	—	—	—	—	—	—	—	—	—	—
Nidec	28	301	(11)	(4)	31	26	—	—	—	—	—	—
Other	1	14	(7)	1	1	—	—	(6)	76	178	(1)	(5)
Total joint arrangements	13,050	1,881	(6)	37	9,248	1,245	11	9	11,348	1,440	25	9
Leapmotor	1	875	6	5	—	—	—	—	—	—	—	—
Other	121	6	2	(1)	204	12	(3)	(1)	23	196	2	(1)
Total associates	122	881	8	4	204	12	(3)	(1)	23	196	2	(1)
CNHI	6	—	—	—	10	—	—	—	28	—	(3)	—
Iveco	95	9	—	—	102	14	—	—	218	19	(5)	—
Ferrari N.V.	3	1	—	—	3	6	(1)	—	16	51	(1)	—
Directors and Key Management	—	—	51	—	—	—	50	—	—	—	87	—
Other	—	7	13	—	—	—	32	—	1	—	43	—
Total CNHI, Ferrari, Directors and other	104	17	64	—	115	20	81	—	263	70	121	—
Total unconsolidated subsidiaries	12	(1)	11	(1)	19	34	13	—	95	24	—	—
Total transactions with related parties	13,288	2,778	77	40	9,586	1,311	102	8	11,729	1,730	148	8

Total for the Company	153,508	155,627	8,967	351	156,878	136,360	9,299	(345)	189,544	151,400	9,541	(42)
1) Refer to Note 3, Scope of consolidation for additional information
2) Purchases were €296 million for StarPlus Energy; €167 million for NextStar Energy and €41 million for ACC. Amounts reported in Cost of revenues are net of change in inventories
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2025				2024
(€ million)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
Tofas	523	228	—	—	57	147	—	—
Leasys	58	182	—	89	97	143	—	79
Finance companies in partnership with SCF and BNPP PF	1,412	522	6	14	1,082	648	31	41
StarPlus Energy LLC	257	—	—	—	507	—	—	—
NextStar Energy Inc(2)	—	—	—	—	74	—	—	74
Nidec	183	83	—	—	63	10	—	—
Other	229	65	—	—	160	33	—	—
Total joint arrangements	2,662	1,080	6	103	2,040	981	31	194
Leapmotor	—	481	—	—	—	—	—	—
Other	131	7	—	—	142	20	—	—
Total associates	131	488	—	—	142	20	—	—
CNHI	3	—	—	—	8	1	—	—
Iveco	34	34	—	—	25	8	—	—
Ferrari N.V.	8	—	—	—	5	2	—	—
Other	2	22	—	—	6	78	—	(1)
Total CNHI, Ferrari N.V. and other	47	56	—	—	44	89	—	(1)
Total unconsolidated subsidiaries	43	16	—	3	51	35	—	2
Total originating from related parties	2,883	1,640	6	106	2,277	1,125	31	195

Total for the Company	25,329	54,739	15,479	30,468	19,990	53,222	10,016	27,211
(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt for additional information
(2) Refer to Note 3, Scope of consolidation for additional information
For guarantees and commitments details, refer to Note 27, Guarantees granted, commitments and contingent liabilities for additional information.
Compensation to Directors and Key Management
The fees of the Directors of the Company for carrying out their respective functions were €21 million and
€27 million for the years ended December 31, 2025 and 2024, respectively. The following amounts were included in the fees paid:
•€13 million in 2025 (€22 million in 2024) for share-based compensation expense;
•nil in 2025 (nil in 2024) for short-term employee benefits; and
•€0.2 million in 2025 (€1 million in 2024) for pension and similar benefits.
The aggregate compensation expense for remaining executives with strategic responsibilities was approximately €30 million for 2025 (€23 million for 2024), which in addition to base compensation, included:
•€6 million in 2025 (€7 million in 2024) for share-based compensation expense;
•€1 million in 2025 (nil in 2024) for short-term employee benefits; and
•€3 million in 2025 (€2 million in 2024) for pension and similar benefits.
The key management expenses reported above reflect the cost of the management structure during the year and as updated for the changes announced on June 23, 2025.
Refer to Note 19, Share-based compensation, for additional information related to the PSU and RSU awards granted